Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities	6 Months Ended
Jun. 30, 2022
Wimi HK [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A Hong Kong company 100% owned by WiMi Cayman ● Incorporated on September 4, 2018 ●Primarily engages in the sales of semiconductor products and related accessories
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by WiMi Cayman
VIDA Semicon Co., Limited [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A Hong Kong company 53% owned by WiMi HK ● Incorporated on August 21, 2020 ● Primarily engages in the sales of semiconductor products and related accessories
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	53% owned by WiMi HK
Wimi WFOE [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) 100% owned by WiMi HK ● Incorporated on September 20, 2018 ● Registered capital of RMB 325,500,000 (USD 50,000,000) ● A holding company
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by WiMi HK
Beijing Wi Mi [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A PRC limited liability company VIE of WiMi WFOE ● Incorporated on May 27, 2015 ● Registered capital of RMB 5,154,639 (USD 808,482) ● Primarily engages in Hologram advertising services
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	VIE of WiMi WFOE
Shenzhen Kuxuanyou Technology Co Ltd [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A PRC limited liability company 100% owned by Beijing WiMiTechnology Co., Ltd. ● Incorporated on June 18, 2012 (“Shenzhen Kuxuanyou”) ● Registered capital of RMB 10,000,000 (USD 1,568,455) ● Primarily engages in AR advertising services
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by Beijing WiMi
Shenzhen Yiruan Tianxia Technology Co., Ltd. (“Shenzhen Yiruan”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A PRC limited liability company 100% owned by Shenzhen KuxuanyouTechnology Co., Ltd. ● Incorporated on January 06, 2016 (“Shenzhen Yiruan”) ● Registered capital of RMB 10,000,000 (USD 1,568,455) ● Primarily engages in AR advertising services
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by Shenzhen Kuxuanyou
Shenzhen Yiyun Technology Co., Ltd. (“Shenzhen Yiyun”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A PRC limited liability company 100% owned by Shenzhen Kuxuanyou(“Shenzhen Yiyun”) ● Incorporated on November 15, 2017 ● Registered capital of RMB 10,000,000 (USD 1,568,455) ● Primarily engages in AR advertising services
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by Shenzhen Kuxuanyou
Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A PRC limited liability company 100% owned by Beijing WiMi before December 24, 2020; (“Shenzhen Yitian”) ● Incorporated on March 08, 2011 VIE of Shenzhen Weiyixin starting on December 24, 2020; 100% owned by Shenzhen Weiyixin starting April 1, 2022 ● Registered capital of RMB 20,000,000 (USD 3,136,910) ● Primarily engages in mobile games development
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	● A PRC limited liability company 100% owned by Beijing WiMi before December 24, 2020; (“Shenzhen Yitian”) ● Incorporated on March 08, 2011 VIE of Shenzhen Weiyixin starting on December 24, 2020; 100% owned by Shenzhen Weiyixin starting April 1, 2022
Korgas 233 Technology Co., Ltd. (“Korgas 233”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A PRC limited liability company 100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by YY Online after January 11, 2021 ● Incorporated on September 15, 2017 ● Registered capital of RMB 1,000,000 (USD 156,846) ● Primarily engages in mobile games development
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by YY Online after January 11, 2021
Shenzhen Qianhai Wangxin Technology Co., Ltd. (“Shenzhen Qianhai”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A PRC limited liability company 100% owned by Shenzhen Yitian(“Shenzhen Qianhai”) ● Incorporated on October 16, 2015 ● Registered capital of RMB 5,000,000 (USD 784,228) ● Primarily engages in AR advertising services
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by Shenzhen Yitian
Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A PRC limited liability company 100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by YY Online after January 11, 2021 ● Incorporated on January 14, 2019 ● Registered capital of RMB 100,000 (USD 15,685) ● Primarily engages in AR advertising services
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by YY Online after January 11, 2021
Wuhan 233 Interactive Entertainment Technology Co., Ltd. (“Wuhan 233”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A PRC limited liability company 100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by YY Online after January 11, 2021 ● Incorporated on May 15, 2020 ● Registered capital of RMB 100,000 (USD 15,685) ● Primarily engages in mobile games development
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by YY Online after January 11, 2021
Weidong Technology Co., Ltd. (“Weidong”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A PRC limited liability company 100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by Shenzhen Weiyixin after January 11, 2021 ● Incorporated on October 28, 2020 ● Registered capital of RMB 50,000,000 (USD 7,842,276) ● Primarily engages in AR advertising services
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by Shenzhen Weiyixin after January 11, 2021
Korgas Weidong Technology Co., Ltd. (“Korgas Weidong”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A PRC limited liability company 100% owned by Weidong ● Incorporated on October 30, 2020 ● Registered capital of RMB 20,000,000 (USD 3,136,910) ● Primarily engages in AR advertising services
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by Weidong
Tianjin Weidong Technology Co., Ltd. (“Tianjin Weidong”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	(“Korgas 233”) ● A PRC limited liability company 100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by YY Online after January 11, 2021 ● Incorporated on September 15, 2017 ● Registered capital of RMB 1,000,000 (USD 156,846) ● Primarily engages in mobile games development Shenzhen Qianhai Wangxin Technology Co., Ltd. ● A PRC limited liability company 100% owned by Shenzhen Yitian(“Shenzhen Qianhai”) ● Incorporated on October 16, 2015 ● Registered capital of RMB 5,000,000 (USD 784,228) ● Primarily engages in AR advertising services Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”) ● A PRC limited liability company 100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by YY Online after January 11, 2021 ● Incorporated on January 14, 2019 ● Registered capital of RMB 100,000 (USD 15,685) ● Primarily engages in AR advertising services Wuhan 233 Interactive Entertainment Technology Co., Ltd. (“Wuhan 233”) ● A PRC limited liability company 100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by YY Online after January 11, 2021 ● Incorporated on May 15, 2020 ● Registered capital of RMB 100,000 (USD 15,685) ● Primarily engages in mobile games development Weidong Technology Co., Ltd. (“Weidong”) ● A PRC limited liability company 100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by Shenzhen Weiyixin after January 11, 2021 ● Incorporated on October 28, 2020 ● Registered capital of RMB 50,000,000 (USD 7,842,276) ● Primarily engages in AR advertising services Korgas Weidong Technology Co., Ltd. (“Korgas Weidong”) ● A PRC limited liability company 100% owned by Weidong ● Incorporated on October 30, 2020 ● Registered capital of RMB 20,000,000 (USD 3,136,910) ● Primarily engages in AR advertising services Tianjin Weidong Technology Co., Ltd. (“Tianjin Weidong”) ● A PRC limited liability company 60% owned by Weidong ● Incorporated on October 30, 2020 ● Registered capital of RMB 20,000,000 (USD 3,136,910) ● Primarily engages in AR advertising services ● No operations as of June 30, 2022 Name Background OwnershipShenzhen Yidian Network Technology Co., Ltd. ● A PRC limited liability company 100% owned by Beijing WiMi(“Shenzhen Yidian”) ● Incorporated on May 20, 2014 ● Registered capital of RMB 10,000,000 (USD 1,568,455) ● Primarily engages in AR advertising services Shenzhen Duodian Cloud Technology Co., Ltd. ● A PRC limited liability company 100% owned by Shenzhen Yidian(“Shenzhen Duodian”) ● Incorporated on August 24, 2017 ● Registered capital of RMB 5,000,000 (USD 784,228) ● Primarily engages in AR advertising services Korgas Duodian Network Technology Co., Ltd. ● A PRC limited liability company 100% owned by Shenzhen Yidian(“Korgas Duodian”) ● Incorporated on November 25, 2016 ● Registered capital of RMB 5,000,000 (USD 784,228) ● Primarily engages in AR advertising services Kashi Duodian Network Technology Co., Ltd. ● A PRC limited liability company 100% owned by Shenzhen Yidian(“Kashi Duodian”) ● Incorporated on January 31, 2019 ● Registered capital of RMB 5,000,000 (USD 784,228) ● Primarily engages in AR advertising services Shenzhen Zhiyun Image Technology Co., Ltd. (“Shenzhen Zhiyun”) ● A PRC limited liability company 100% owned by Shenzhen Yidian
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	60% owned by Weidong
Shenzhen Yidian Network Technology Co., Ltd. (“Shenzhen Yidian”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A PRC limited liability company 100% owned by Beijing WiMi(“Shenzhen Yidian”) ● Incorporated on May 20, 2014 ● Registered capital of RMB 10,000,000 (USD 1,568,455) ● Primarily engages in AR advertising services
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by Beijing WiMi
Shenzhen Duodian Cloud Technology Co., Ltd. (“Shenzhen Duodian”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A PRC limited liability company 100% owned by Shenzhen Yidian(“Shenzhen Duodian”) ● Incorporated on August 24, 2017 ● Registered capital of RMB 5,000,000 (USD 784,228) ● Primarily engages in AR advertising services
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by Shenzhen Yidian
Korgas Duodian Network Technology Co., Ltd. (“Korgas Duodian”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A PRC limited liability company 100% owned by Shenzhen Yidian(“Korgas Duodian”) ● Incorporated on November 25, 2016 ● Registered capital of RMB 5,000,000 (USD 784,228) ● Primarily engages in AR advertising services
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by Shenzhen Yidian
Kashi Duodian Network Technology Co., Ltd. (“Kashi Duodian”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A PRC limited liability company 100% owned by Shenzhen Yidian(“Kashi Duodian”) ● Incorporated on January 31, 2019 ● Registered capital of RMB 5,000,000 (USD 784,228) ● Primarily engages in AR advertising services
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by Shenzhen Yidian
Shenzhen Zhiyun Image Technology Co., Ltd. (“Shenzhen Zhiyun”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A PRC limited liability company 100% owned by Shenzhen Yidian ● Incorporated on December 3, 2019 ● Registered capital of RMB 5,000,000 (USD 784,228) ● Primarily engages in AR advertising services
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by Shenzhen Yidian
Shenzhen Yunzhan Image Technology Co., Ltd. (“Shenzhen Yunzhan”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A PRC limited liability company 100% owned by Shenzhen Yidian ● Incorporated on September 24, 2020 ● Registered capital of RMB 10,000,000 (USD 1,568,455) ● Primarily engages in AR advertising services
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by Shenzhen Yidian
Micro Beauty Lightspeed Investment Management HK Limited (“Micro Beauty”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A Hong Kong company 100% owned by Beijing WiMi(“Micro Beauty”) ● Incorporated on February 22, 2016 ● Primarily engages in MR software development and licensing
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by Beijing WiMi
Skystar Development Co., Ltd (“Skystar”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A Republic of Seychelles Company 100% owned by Micro Beauty ● Incorporated on March 30, 2016 ● Primarily engages in MR software development and licensing
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by Micro Beauty
Lixin Technology Co., Ltd. (“Lixin Technology”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) 100% owned by WiMi Cayman ● Incorporated on August 4, 2020 ● Registered capital of RMB 200,000,000 (USD 31,369,105) ● Primarily engages in research, development and sale of computer chip and intelligent chip products
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by WiMi Cayman
Hainan Lixin Technology Co., Ltd. (“Hainan Lixin”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A PRC limited liability company 100% owned by Lixin Technology ● Incorporated on October 10, 2020 ● Registered capital of RMB 50,000,000 (USD 7,842,276) ● Plan to support the daily operations of Lixin Technology, no operations as of June 30, 2022
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by Lixin Technology
Tianjin Zhongzhengdaohe Investment Co., Ltd. (“TJ Zhongzheng”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) 100% owned by WiMi Cayman ● Incorporated on March 4, 2021 ● Registered capital of RMB 195,747,000 (USD 30,000,000) ● A holding company
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by WiMi Cayman
Shenzhen Hedaozhongshu Technology Co., Ltd. (“Shenzhen Hedao”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A PRC limited liability company 100% owned by TJ Zhongzheng ● Incorporated on May 21, 2021 ● Registered capital of RMB 200,000,000 (USD 7,842,276) ● Plan to engage AR advertising services, no material operations as of June 30, 2022
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by TJ Zhongzheng
Kashi Daohezhongzheng Internet Technology Co., Ltd. (“Kashi Daohe”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A PRC limited liability company 100% owned by Shenzhen Hedao ● Incorporated on May 26, 2021 ● Registered capital of RMB 200,000,000 (USD 7,842,276) ● Plan to engage AR advertising services, no material operations as of June 30, 2022
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by Shenzhen Hedao
VIYI Algorithm Inc. (“VIYI”), previously known as VIYI Technology Inc. [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A Cayman company 86.5% owned by WiMi Cayman before March 26, 2021; 73% owned by WiMi Cayman after March 26, 2021 ● Incorporated on September 24, 2020 ● Primarily engages in the development of central processing algorithm and cloud computing services
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	86.5% owned by WiMi Cayman before March 26, 2021; 73% owned by WiMi Cayman after March 26, 2021
Fe-da Electronics Company Private Limited (“Fe-da Electronics”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A Singapore company 100% owned by VIYI ● Incorporated on January 9, 2009 Acquired in September 2020 ● Capital of RMB 3,187,856 (USD 500,001) ● Primarily engages in customization of central processing units
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by VIYI ● Incorporated on January 9, 2009 Acquired in September 2020
Excel Crest Limited (“Excel Crest”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A Hong Kong company 100% owned by Fe-da Electronics ● Incorporated on September 10, 2020 ● Support the daily operations of Fe-da Electronics in Hong Kong, no material operations as of June 30, 2022
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by Fe-da Electronics
Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin” or “VIYI WFOE”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) 100% owned by VIYI Ltd ● Incorporated on November 18, 2020 ● Registered capital of RMB 191,271,000 (USD 30,000,000) ● A holding company
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by VIYI Ltd
Shanghai Weimu Technology Co., Ltd. (“Shanghai Weimu”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A PRC limited liability company 58% owned by VIYI Ltd ● Incorporated on November 30, 2020 ● Registered capital of RMB 50,000,000 (USD 7,842,276) ● Engages in providing software support services
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	58% owned by VIYI Ltd
Wisdom Lab Inc. (“Wisdom Lab”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A Cayman Islands company 100% owned by Fe-Da Electronics ● Incorporated on May 6, 2021 ● Engages in software solution for intelligent chips
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by Fe-Da Electronics
Viwo Technology Limited. (“Viwo Tech”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A Hong Kong company 55% owned by VIYI Ltd ● Incorporated on April 15, 2021 ● Engages in intelligent chips design ● No operations as of June 30, 2022
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	55% owned by VIYI Ltd
Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A PRC limited liability company 100% owned by Viwo Tech ● Incorporated on July 19, 2021 ● Registered capital of RMB 10,000,000 (USD 1,568,455)
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by Viwo Tech
Shanghai Guoyu Information Technology Co., Ltd. (“Shanghai Guoyu”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A PRC limited liability company 99% owned by Weidong, 1% owned by YY Online ● Incorporated on March 18, 2019 ● Registered capital of RMB 20,000,000 (USD 3,136,910) ● Engages in R&D and application of intelligent visual algorithm technology
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	99% owned by Weidong, 1% owned by YY Online
Kashi Guoyu Information Technology Co., Ltd. (“Kashi Guoyu”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A PRC limited liability company 100% owned by Shanghai Guoyu ● Registered capital of RMB 10,000,000 (USD 1,568,455) ● Incorporated on July 23, 2021 ● Engages in R &D and application of intelligent visual algorithm technology
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by Shanghai Guoyu
Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A PRC limited liability company 100% owned by Viwotong Tech ● Registered capital of RMB 1,000,000 (USD 156,846 ) ● Incorporated on June 22, 2021 ● Engages in E-commerce services and application of intelligent visual algorithm technology
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by Viwotong Tech
Pengcheng Keyi (Xi’an) Intelligence Technology Co., Ltd. (“Pengcheng Keyi”) [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	(“Pengcheng Keyi”) ● A PRC limited liability company Disposed in July 2022 ● Registered capital of RMB 5,000,000 (USD 784,228) ● Incorporated on July 29, 2021 ● Engages in testing equipment development and sales
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	Disposed in July 2022
Weeto. Investment Pte. Ltd [Member]
Nature of Business and Organization (Details) - Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Type of Entity	● A Singapore company 100% owned by WiMi Cayman ● Incorporated on April 28, 2022 ● No operation as of June 30, 2022
Variable Interest Entity, Qualitative or Quantitative Information, Purpose of VIE	100% owned by WiMi Cayman